13. Segment Financial Information	12 Months Ended
Dec. 31, 2013
Notes
13. Segment Financial Information:

13.     SEGMENT FINANCIAL INFORMATION:

         The Company discloses segment information in accordance with FASB ASC 280.  FASB ASC 280 requires companies to determine segments based on how management makes decisions about allocating resources to segments and measuring their performance.

         The Company has five reportable segments: Division I through Division V.  Each segment is comprised of a number of branch offices that are aggregated based on vice president responsibility and geographical location.  Division I is comprised of offices located in South Carolina.  Division II is comprised of offices in North Georgia and Division III is comprised of South Georgia offices. Division IV represents our Alabama and Tennessee offices, and our offices in Louisiana and Mississippi encompass Division V.

         Accounting policies of the segments are the same as those of the Company described in the summary of significant accounting policies.  Performance is measured based on objectives set at the beginning of each year and include various factors such as segment profit, growth in earning assets and delinquency and loan loss management.  All segment revenues result from transactions with third parties.  The Company does not allocate income taxes or corporate headquarter expenses to the segments.

         Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2013 followed by a reconciliation to consolidated Company data.

Year 2013(In Millions)	Division I	Division II	Division III	Division IV	Division V	Total Segments
Revenues:
Finance Charges Earned	$ 19.8	$ 28.6	$ 28.0	$ 28.4	$ 23.9	$ 128.7
Insurance Income	3.6	11.8	10.7	5.5	5.9	37.5
Other	.1	2.1	1.9	1.4	1.8	7.3
	23.5	42.5	40.6	35.3	31.6	173.5
Expenses:
Interest Cost	1.4	2.8	2.8	2.6	1.9	11.5
Provision for Loan Losses	3.5	5.2	5.7	5.8	4.7	24.9
Depreciation	.4	.6	.5	.5	.5	2.5
Other	10.0	13.2	13.8	12.8	12.7	62.5
	15.3	21.8	22.8	21.7	19.8	101.4

Segment Profit	$ 8.2	$ 20.7	$ 17.8	$ 13.6	$ 11.8	$ 72.1

Segment Assets:
Net Receivables	$ 51.9	$ 98.7	$ 95.7	$ 94.5	$ 69.0	$409.8
Cash	.3	.6	.7	.5	.5	2.6
Net Fixed Assets	1.3	1.4	.9	1.3	1.2	6.1
Other Assets	.0	.0	.0	.1	.2	.3
Total Segment Assets	$ 53.5	$100.7	$ 97.3	$ 96.4	$ 70.9	$418.8

RECONCILIATION	2013 (In Millions)
Revenues:
Total revenues from reportable segments	$ 173.5
Corporate finance charges earned not allocated to segments	.2
Corporate investment income earned not allocated to segments	3.8
Timing difference of insurance income allocation to segments	8.1
Other revenues not allocated to segments	.4
Consolidated Revenues	$186.0

Net Income:
Total profit or loss for reportable segments	$ 72.1
Corporate earnings not allocated	12.5
Corporate expenses not allocated	(46.2)
Income taxes not allocated	(4.0)
Consolidated Net Income	$ 34.4

Assets:
Total assets for reportable segments	$418.8
Loans held at corporate level	1.9
Unearned insurance at corporate level	(17.5)
Allowance for loan losses at corporate level	(24.7)
Cash and cash equivalents held at corporate level	24.8
Investment securities at corporate level	146.1
Fixed assets at corporate level	2.7
Other assets at corporate level	9.7
Consolidated Assets	$561.8

         Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2012 followed by a reconciliation to consolidated Company data.

Year 2012(In Millions)	Division I	Division II	Division III	Division IV	Division V	Total Segments
Revenues:
Finance Charges Earned	$ 17.8	$ 26.7	$ 26.4	$ 26.6	$ 21.9	$ 119.4
Insurance Income	3.2	10.9	10.2	2.8	5.4	32.5
Other	.1	2.0	1.9	3.8	1.8	9.6
	21.1	39.6	38.5	33.2	29.1	161.5
Expenses:
Interest Cost	1.4	2.8	2.8	2.6	1.8	11.4
Provision for Loan Losses	3.0	4.8	5.2	4.9	3.9	21.8
Depreciation	.4	.5	.5	.5	.4	2.3
Other	9.1	12.3	13.0	11.6	11.7	57.7
	13.9	20.4	21.5	19.6	17.8	93.2

Segment Profit	$ 7.2	$ 19.2	$ 17.0	$ 13.6	$ 11.3	$ 68.3

Segment Assets:
Net Receivables	$ 46.8	$ 92.4	$ 90.5	$ 87.9	$ 62.1	$379.7
Cash	.3	.6	.8	.6	.6	2.9
Net Fixed Assets	1.3	1.4	1.2	1.3	1.2	6.4
Other Assets	.0	.1	.0	.2	.1	.4
Total Segment Assets	$ 48.4	$ 94.5	$ 92.5	$ 90.0	$ 64.0	$389.4

RECONCILIATION:	2012 (In Millions)
Revenues:
Total revenues from reportable segments	$ 161.6
Corporate finance charges earned not allocated to segments	(.1)
Corporate investment income earned not allocated to segments	3.4
Timing difference of insurance income allocation to segments	7.7
Other revenues not allocated to segments	.1
Consolidated Revenues	$172.7

Net Income:
Total profit or loss for reportable segments	$ 68.3
Corporate earnings not allocated	11.1
Corporate expenses not allocated	(42.8)
Income taxes not allocated	(3.9)
Consolidated Net Income	$ 32.7

Assets:
Total assets for reportable segments	$389.4
Loans held at corporate level	1.9
Unearned insurance at corporate level	(16.0)
Allowance for loan losses at corporate level	(22.0)
Cash and cash equivalents held at corporate level	30.0
Investment securities at corporate level	124.3
Fixed assets at corporate level	2.6
Other assets at corporate level	8.1
Consolidated Assets	$518.3

         Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2011 followed by a reconciliation to consolidated Company data.

Year 2011(In Millions)	Division I	Division II	Division III	Division IV	Division V	Total Segments
Revenues
Finance Charges Earned	$ 16.0	$ 25.0	$ 25.5	$ 23.0	$ 19.3	$ 108.8
Insurance Income	2.8	9.7	9.5	4.7	4.8	31.5
Other	.1	2.0	1.8	1.1	1.6	6.6
	18.9	36.7	36.8	28.8	25.7	146.9
Expenses:
Interest Cost	1.3	2.9	3.0	2.6	1.8	11.6
Provision for Loan Losses	3.3	5.1	5.9	4.1	3.4	21.8
Depreciation	.4	.5	.5	.5	.4	2.3
Other	8.5	11.9	12.5	11.1	10.6	54.6
	13.5	20.4	21.9	18.3	16.2	90.3

Segment Profit	$ 5.4	$ 16.3	$ 14.9	$ 10.5	$ 9.5	$ 56.6

Segment Assets:
Net Receivables	$ 40.4	$ 87.3	$ 88.2	$ 80.2	$ 56.2	$352.3
Cash	.4	.8	.9	.6	.7	3.4
Net Fixed Assets	1.0	1.6	1.5	1.6	1.1	6.8
Other Assets	.0	.1	.0	.1	.1	.3
Total Segment Assets	$ 41.8	$ 89.8	$ 90.6	$ 82.5	$ 58.1	$362.8

RECONCILIATION:	2011 (In Millions)
Revenues:
Total revenues from reportable segments	$ 146.9
Corporate finance charges earned not allocated to segments	.1
Corporate investment income earned not allocated to segments	2.9
Timing difference of insurance income allocation to segments	7.9
Other revenues not allocated to segments	.1
Consolidated Revenues	$157.9

Net Income:
Total profit or loss for reportable segments	$ 56.6
Corporate earnings not allocated	10.9
Corporate expenses not allocated	(35.3)
Income taxes not allocated	(3.1)
Consolidated Net Income	$ 29.1

Assets:
Total assets for reportable segments	$362.8
Loans held at corporate level	2.2
Unearned insurance at corporate level	(15.2)
Allowance for loan losses at corporate level	(21.4)
Cash and cash equivalents held at corporate level	18.5
Investment securities at corporate level	107.7
Fixed assets at corporate level	2.6
Other assets at corporate level	7.7
Consolidated Assets	$464.9